Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay versus Performance Table

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for non-PEO NEOs ($)(2)	Average Compensation Actually Paid to non-PEO NEOs ($)(2)(3)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return ($)(4)	Net Income ($)
2022	125,000	125,000	750,829	772,749	298.14	206,165,000
2021	—	—	991,599	1,806,737	290.70	132,578,000

(1)      Our Principal Executive Officer (“PEO”) for each of the years reported was Mr. Lichtenstein, our Executive Chairman.

(2)      Our non-PEO named executive officers (“NEOs”) for each of the years reported were Messrs. Howard and Walker.

(3)     Compensation “actually paid” (“CAP”) is calculated in accordance with Item 402(v) of Regulation S-K. For Mr. Walker, the adjustments in the table below were made to his total compensation reported in the Summary Compensation Table for each year to determine the CAP. No adjustments were made to the PEO’s or Mr. Howard’s compensation reported in the Summary Compensation Table to calculate the CAP, as they did not have any outstanding equity awards during the covered years. In the table below, the unvested equity values are computed in accordance with the methodology also used for financial reporting purposes.

Adjustments to Determine Compensation “Actually Paid” to Mr. Walker	2022 ($)	2021 ($)
(Deduction) for amounts reported under the “Stock Awards” column in the Summary Compensation Table	—	(66,912)
Increase for fair value of awards granted during year that remain outstanding as of covered year end	—	134,688
Increase for fair value of awards granted during year that vested during covered year	—	—
Increase/(deduction) for change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested as of year-end	43,840	1,562,500
Increase/(deduction) for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	—	—
(Deduction) of fair value of awards granted prior to covered year that were forfeited during covered year	—	—
Increase based upon incremental fair value of awards modified during year	—	—
Increase based on dividends or other earnings paid during covered year, prior to vesting date of award	—	—
Total Adjustments	43,840	1,630,276

(4)      Total shareholder return (“TSR”) is cumulative for the measurement periods beginning on December 31, 2020 and ending on December 31 of each of 2021 and 2022, respectively. The TSR assumes $100 invested in our LP Units at the close of business on December 31, 2020, and assumes the reinvestment of all dividends.

Named Executive Officers, Footnote [Text Block]		Howard and Walker.
PEO Total Compensation Amount	[1]	$ 125,000
PEO Actually Paid Compensation Amount	[2]	125,000
Non-PEO NEO Average Total Compensation Amount	[3]	750,829		991,599
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[3]	$ 772,749		1,806,737
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]		Total shareholder return (“TSR”) is cumulative for the measurement periods beginning on December 31, 2020 and ending on December 31 of each of 2021 and 2022, respectively. The TSR assumes $100 invested in our LP Units at the close of business on December 31, 2020, and assumes the reinvestment of all dividends.
Total Shareholder Return Amount		$ 298.14	[4]	290.7	[4]	$ 100
Net Income (Loss)		$ 206,165,000		132,578,000
PEO Name		Mr. Lichtenstein
Mr. Walker [Member] | Reported under the Stock Awards column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(66,912)
Mr. Walker [Member] | Fair value of awards granted during year that remain outstanding as of covered year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				134,688
Mr. Walker [Member] | Fair value of awards granted during year that vested during covered year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Mr. Walker [Member] | Fair value from prior year-end to covered year end of awards granted prior to covered year that were outstanding and unvested as of year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		43,840		1,562,500
Mr. Walker [Member] | Fair value from prior year end to vesting date of awards granted prior to covered year that vested during covered year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Mr. Walker [Member] | Fair value of awards granted prior to covered year that were forfeited during covered year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Mr. Walker [Member] | Fair value of awards modified during year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Mr. Walker [Member] | Dividends or other earnings paid during covered year prior to vesting date of award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Mr. Walker [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 43,840		$ 1,630,276

[1]	Our Principal Executive Officer (“PEO”) for each of the years reported was Mr. Lichtenstein, our Executive Chairman.
[2]	Compensation “actually paid” (“CAP”) is calculated in accordance with Item 402(v) of Regulation S-K. For Mr. Walker, the adjustments in the table below were made to his total compensation reported in the Summary Compensation Table for each year to determine the CAP. No adjustments were made to the PEO’s or Mr. Howard’s compensation reported in the Summary Compensation Table to calculate the CAP, as they did not have any outstanding equity awards during the covered years. In the table below, the unvested equity values are computed in accordance with the methodology also used for financial reporting purposes.
[3]	Our non-PEO named executive officers (“NEOs”) for each of the years reported were Messrs. Howard and Walker.
[4]	Total shareholder return (“TSR”) is cumulative for the measurement periods beginning on December 31, 2020 and ending on December 31 of each of 2021 and 2022, respectively. The TSR assumes $100 invested in our LP Units at the close of business on December 31, 2020, and assumes the reinvestment of all dividends.